Note Payable (Details Narrative) (10-K) - USD ($)			12 Months Ended
	Dec. 31, 2019	Aug. 21, 2018	Dec. 31, 2019	Dec. 31, 2018
Thermo Credit Line [Member]
Interest expense			$ 20,882	$ 8,847
Credit Agreement [Member]
Line of credit facility, description		85% of Eligible Accounts (as defined in the Credit Agreement). Borrowings under the Credit Agreement may be used for working capital and to refinance certain existing debt of PVBJ. The Credit Agreement contains certain customary representations and warranties, affirmative and negative covenants, and events of default. Principal covenants include a debt service coverage ratio of not less than 1.15 to 1.0, a fixed charge coverage ratio of not less than 1.15 to 1.0, and maintaining a tangible net worth of at least $150,000
Loan commitment, expiration date		Aug. 21, 2020
Facility was increased	$ 400,000
Loan commitment fee		$ 7,000	$ 3,500
Monthly monitoring fees, percentage			0.33%
Amount available for borrowing	70,254		$ 70,254
Credit Agreement [Member] | First Anniversary [Member]
Loan commitment fee			$ 3,500
Credit Agreement [Member] | Minimum [Member]
Line of credit interest percentage			9.50%
Credit Agreement [Member] | Prime Rate [Member]
Line of credit interest percentage			5.00%
Credit Agreement [Member] | Thermo Communications Funding, LLC [Member]
Revolving line of credit		350,000
Line of credit facility, maximum borrowing capacity		350,000
Tangible capital, net		$ 150,000
Monthly monitoring fees, percentage			4.00%
Early termination fees	$ 400,000		$ 400,000